Litigation, regulatory and similar matters (Narrative) (Detail) € in Thousands, $ in Thousands, SFr in Millions	6 Months Ended
	Jun. 30, 2024 CHF (SFr)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Acquisition-related contingent liabilities (IFRS 3, Business Combinations)				$ 2,619,000	$ 3,945,000	$ 3,993,000
Increase in contingent liabilities related to litigation			$ 200,000
Minimum | Litigation, regulatory and similar matters
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Estimated losses not covered by existing provisions				0
Maximum | Litigation, regulatory and similar matters
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Estimated losses not covered by existing provisions				$ 1,700,000
Inquiries regarding cross-border wealth management businesses | Investigations in France | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine decision French Court | €		€ 3,700,000
Civil damages award announcement of the French Court | €		800,000
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS AG | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid | €		1,100,000
Fine decision French Court of Appeal | €		3,750
Bail ("caution") ordered to be confiscated, verdict of the French Court of Appeal | €		1,000,000
Civil damages award, verdict of the French Court of Appeal | €		800,000
Fine overturned French Supreme Court | €		3,750
Confiscation overturned French Supreme Court | €		1,000,000
Civil damages award overturned French Supreme Court | €		800,000
Civil damages award reimbursed | €		800,000
Madoff | claims filed in Luxembourg by liquidators of two Luxembourg funds against UBS entities, non-UBS entities and certain individuals | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants | €		€ 2,100,000
Madoff | claims filed in the US by BMIS Trustee against UBS entities and various other parties | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed			125,000
Minimum total claims against all defendants			2,000,000
Foreign exchange, LIBOR and benchmark rates, and other trading practices - Foreign exchange-related civil litigation | Claims under the Commodity Exchange Act | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made			$ 141,000
Mortgage-related matters | DOJ RMBS settlement | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Increase of customer relief per annum	5.00%	5.00%	5.00%
Mortgage-related matters | Action brought by Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed			$ 374,000
Mortgage-related matters | Action brought by Home Equity Asset Trust, Series 2006-8 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed			436,000
Mortgage-related matters | Action brought by Home Equity Asset Trust 2007-1 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed			420,000
Mortgage-related matters | Action brought by Home Equity Asset Trust 2007-2 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed			495,000
Rates-related matters | Foreign exchange trading business | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of the European Commission | €		€ 83,300
Rates-related matters | SSA bonds trading business | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of the European Commission | €		€ 11,900
Customer account matters | Former relationship manager | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Damage award Geneva criminal court			130,000
Customer account matters | Singapore civil lawsuits | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Damage award Singapore International Commercial Court			742,730
Customer account matters | Bermuda civil lawsuits | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Civil damage award Supreme Court of Bermuda			$ 607,350
Bermuda statutory rate	3.50%	3.50%	3.50%
Escrow account release			$ 75,000
Bulgarian former client matter | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine decision Swiss Federal Criminal Court | SFr	SFr 2
Client assets seized decision Swiss Federal Criminal Court | SFr	12
Compensatory claim ordered decision Swiss Federal Criminal Court | SFr	SFr 19
SCFF | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Highest-ranking managers to have their responsibilities defined	600	600	600
Rate of net asset value offered to fund investors to redeem their fund units	90.00%	90.00%	90.00%
Percentage of tendered and accepted fund units	92.00%	92.00%	92.00%